Trade and Other Receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 502	$ 477
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	325	305
EMEAA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	125	122
Greater China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 52	$ 50